Inventory	12 Months Ended
Dec. 31, 2021
Inventory [Abstract]
INVENTORY

NOTE 7 - INVENTORY:

Composed as follows:

	December 31
	2021	2020
	USD in thousands

Raw materials and supplies	-	44
Finished goods	1,227	278
Provision for impairment	-	(79)
	1,227	243

As of December 31, 2021, the inventory is derived from Jeffs’ Brands.

As of December 31, 2020, the inventory is derived from ScoutCam.